Provisions and post-retirement benefits - Summary of Provisions, including post-retirement benefits (footnotes) (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Disclosure of other provisions [Line Items]
Provisions	$ 15,403	$ 15,103
Discount rate on provision	2.00%
Discount rate on provision, percentage of possible change	1.00%
Close down and restoration/ environmental
Disclosure of other provisions [Line Items]
Provisions	$ 11,206	11,090
Increase (decrease) in provision due to reasonably possible decrease in provision discount rate	2,100
Provision capitalised	1,900
Provision expensed	200
Closure related receivables	$ 473	$ 166